PENSION PLANS - Retirement plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Plans
Company defined benefit plans:
Service cost			$ 0.1
Interest cost			0.4
Expected return on plan assets			(0.6)
Net amortization		$ 0.2
Net periodic pension expense		0.2	(0.1)
Settlement		(0.1)	0.9
Defined contribution plans	$ 13.5	12.7	14.8
Total	13.5	12.8	15.6
Non-U.S. Plans
Company defined benefit plans:
Service cost	2.4	2.6	2.8
Interest cost	2.4	2.3	2.6
Expected return on plan assets	(0.9)	(0.7)	(0.9)
Net periodic pension expense	3.9	4.2	4.5
Curtailment		(1.3)	(1.6)
Settlement			0.1
Defined contribution plans	2.8	3.7	2.6
Total	$ 6.7	$ 6.6	$ 5.6